Related Party Agreements and Transactions (Narrative) (Detail) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) Agreement	Dec. 31, 2015 USD ($) Agreement bbl	Sep. 16, 2015 bbl	Dec. 31, 2015 USD ($) Agreement
Five Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Handling Crude Oil And Products [Member]
Commercial Agreements
Number of agreements	1	1		1
Ten Year Storage Services Agreement [Member] | Commercial Agreements [Member] | Storage Services Butane Cavern [Member]
Commercial Agreements
Number of agreements	1	1		1
MPC [Member]
Loan Agreement [Abstract]
Other Significant Noncash Transaction Value Of Consideration Given Or Received				$ 1
MPC [Member] | Commercial Agreements [Member] | Storage services tank farms [Member]
Commercial Agreements
Storage Capacity | bbl		2,626,000	1,386,000
Number of Tanks		4
MPC [Member] | Operating Agreements [Member]
Operating Agreements
Sales to related parties				$ 1
MPC [Member] | Operating Agreements [Member] | Minimum [Member]
Commercial Agreements
Duration of agreements (in years)				1 year
MPC [Member] | Operating Agreements [Member] | Maximum [Member]
Commercial Agreements
Duration of agreements (in years)				5 years
MPC [Member] | Management Services Agreements [Member]
Commercial Agreements
Number of agreements | Agreement	2	2		2
Management Services Agreements
Fees received for providing management services				$ 1
MPC [Member] | Employee Services Agreements [Member]
Commercial Agreements
Number of agreements | Agreement	2	2		2
MPC [Member] | Ten Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Crude oil [Member]
Commercial Agreements
Number of agreements | Agreement	3	3		3
Duration of agreements (in years)				10 years
MPC [Member] | Ten Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Pipelines products [Member]
Commercial Agreements
Number of agreements | Agreement	4	4		4
Duration of agreements (in years)				10 years
MPC [Member] | Five Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Crude oil [Member]
Commercial Agreements
Number of agreements | Agreement	1	1		1
Duration of agreements (in years)				5 years
MPC [Member] | Five Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Handling Crude Oil And Products [Member]
Commercial Agreements
Duration of agreements (in years)				5 years
MPC [Member] | Ten Year Storage Services Agreement [Member] | Commercial Agreements [Member] | Storage Services Butane Cavern [Member]
Commercial Agreements
Duration of agreements (in years)				10 years
MPC [Member] | Three Year Storage Services Agreement [Member] | Commercial Agreements [Member] | Storage services tank farms [Member]
Commercial Agreements
Number of agreements | Agreement	4	4		4
Duration of agreements (in years)				3 years
MPC [Member] | Transportation Services Agreements [Member] | Commercial Agreements [Member] | Cornerstone pipeline system and Utica build out projects [Member]
Commercial Agreements
Duration of agreements (in years)				15 years
Number of renewals	2	2		2
Renewal term agreement				5 years
MPC [Member] | Transportation Services Agreements [Member] | Commercial Agreements [Member] | Marine Transportation Services [Member]
Commercial Agreements
Duration of agreements (in years)				6 years
MPC [Member] | Transportation Services Agreements [Member] | Commercial Agreements [Member] | Crude oil and product pipeline [Member]
Commercial Agreements
Number of renewals	2	2		2
Renewal term agreement				5 years
MPC [Member] | Transportation Services Agreements [Member] | Commercial Agreements [Member] | Wood River To Patoka System And Barge Dock [Member]
Commercial Agreements
Number of renewals	4	4		4
Renewal term agreement				2 years
MPC [Member] | Storage Services Agreements [Member] | Commercial Agreements [Member] | Storage services tank farms [Member]
Commercial Agreements
Renewal term agreement				1 year
MPC [Member] | Guaranteed Supply Agreement [Member] | Commercial Agreements [Member] | Marine Transportation Services [Member]
Commercial Agreements
Minimum Purchase Requirement				90.00%
Hardin Street Marine [Member] | Management Services Agreements [Member]
Operating Agreements
Sales to related parties				$ 13
Hardin Street Transportation LLC [Member] | Operating Agreements [Member]
Commercial Agreements
Duration of agreements (in years)				1 year
Renewal term agreement				1 year
Operating Agreements
Sales to related parties				$ 12
Centennial Pipeline Llc [Member] | MPC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%		50.00%
Muskegon [Member] | MPC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	60.00%	60.00%		60.00%
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	60.00%	60.00%		60.00%
Ohio Gathering
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	36.00%	36.00%		36.00%
MarkWest EMG Jefferson Dry Gas Gathering Company, L.L.C. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	67.00%	67.00%		67.00%
Ohio Condensate Company, LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	60.00%	60.00%		60.00%
Related Party Revolving Credit Agreement [Member] | MPC Investment [Member]
Loan Agreement [Abstract]
Line of Credit Facility, Initiation Date	Dec. 04, 2015
Line of Credit Facility, Current Borrowing Capacity	$ 500	$ 500		$ 500
Expiration date	Dec. 04, 2020
Description of variable rate basis	LIBOR plus 1.50 percent
Proceeds from Long-term Lines of Credit	$ 301
Repayments of Long-term Lines of Credit	293
Long-term Debt, Gross	$ 8	$ 8		$ 8
Debt Instrument, Interest Rate, Effective Percentage	1.744%	1.744%		1.744%
Related Party Revolving Credit Agreement [Member] | MPL Investment LLC [Member]
Loan Agreement [Abstract]
Line of Credit Facility, Current Borrowing Capacity	$ 50	$ 50		$ 50
Expiration date				Dec. 31, 2015